Inventory	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Inventory
Inventory

Note 3 – Inventory

Inventory as of November 30, 2025 and May 31, 2025, consisted of the following:

Description	November 30, 2025	May 31, 2025
Carbon Credit Inventory	$441,291	$99,644
Project - Work in progress	1,051,401	-
Total	$1,492,692	$99,644

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Table of Contents

Carbon credit inventory represents carbon credits currently held for sale and are stated at the lower of cost or market.

Work-in-progress represents the costs incurred on projects that are in the process of development and are expected to generate carbon credits in the future. Such costs may include project design, permitting, verification, and other directly attributable expenditures necessary to bring the projects to a stage where credits can be issued. Work-in-progress is carried at cost, and upon certification and issuance of the underlying carbon credits, the related costs are reclassified from work-in-progress to carbon credit inventory.

Note 3 – Inventory

Inventory as of May 31, 2025 and May 31, 2024, consisted of the following:

Description	May 31, 2025	May 31, 2024
Carbon Credit Inventory	$99,644	$316,738
Total	$99,644	$316,738

Carbon credit inventory represents carbon credits currently held for sale and are stated at the lower of cost or market.